Leases - Evolution of right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements In Right Of Use Assets [Roll Forward]
Balances at the beginning of the year	$ 13,448	$ 8,380
Additions	2,407	7,878
Depreciation of the year	(4,154)	(3,213)	$ (3,443)
Translation differences and inflation adjustment	1,201	403
Balances at the end of the year	12,902	13,448	8,380
Lease liabilities
Balances at the beginning of the year	13,684	8,927
New contracts	2,419	7,881
Leases payments	(4,729)	(3,979)
Leases financial cost	737	407	477
Translation differences and inflation adjustment	138	448
Balances at the end of the year	$ 12,249	$ 13,684	$ 8,927